UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.8%
BlueScope Steel Ltd.	4,997	$24
CSR Ltd.	15,380	42
Downer EDI Ltd.	7,726	22
Evolution Mining Ltd.	90,035	157
Genworth Mortgage Insurance Australia Ltd.	41,277	86
Mineral Resources Ltd.	16,568	105
Monadelphous Group Ltd.	4,137	23
Sigma Pharmaceuticals Ltd.	48,175	41

		500

Belgium — 1.0%
AGFA-Gevaert NV1	25,197	82

Canada — 8.1%
AGF Management Ltd., Class B	38,200	148
Bird Construction Inc.	4,600	48
Dream Global Real Estate Investment Trust[2]	3,709	27
Dream Industrial Real Estate Investment Trust[2]	8,000	54
Dream Office Real Estate Investment Trust[2]	1,800	26
Morguard Real Estate Investment Trust[2]	2,300	26
Norbord Inc.	1,400	27
Rogers Sugar Inc.	4,900	22
Transcontinental Inc., Class A	11,300	153
Yellow Pages Ltd.[1]	11,600	165

		696

China — 7.5%
China Aoyuan Property Group Ltd.	254,000	56
Fantasia Holdings Group Co. Ltd.	378,000	46
Huangshan Tourism Development Co. Ltd., Class B	30,000	43
K Wah International Holdings Ltd.	44,000	22
Lao Feng Xiang Co. Ltd., Class B	36,752	133
Shanghai Diesel Engine Co. Ltd., Class B	33,400	29
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	28,000	49
Shanghai Mechanical and Electrical Industry Ltd., Class B	10,800	22
Skyworth Digital Holdings Ltd.	108,000	89
Yuzhou Properties Co. Ltd.	559,000	156

		645

Denmark — 1.8%
DFDS A/S	3,601	158

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Germany — 2.3%
Deutsche Beteiligungs AG	5,455	$160
Deutz AG	5,009	20
Wuestenrot & Wuerttembergische AG	1,176	21

		201

Greece — 0.3%
Motor Oil Hellas Corinth Refineries S.A.	2,590	28

Hong Kong — 2.0%
Truly International Holdings Ltd.	360,000	173

Indonesia — 1.2%
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,192,600	102

Italy — 3.9%
ASTM SpA	12,648	138
DiaSorin SpA	508	31
Immobiliare Grande Distribuzione SIIQ SpA[2]	178,088	146
Societa Cattolica di Assicurazioni SCRL	3,477	22

		337

Japan — 18.0%
Alpine Electronics Inc.	4,500	44
Arcs Co. Ltd.	2,800	67
BML Inc.	3,500	160
CONEXIO Corp.	3,000	38
DTS Corp.	1,200	22
EDION Corp.	4,700	39
Elecom Co. Ltd.	8,400	175
Foster Electric Co. Ltd.	1,800	29
Geo Holdings Corp.	7,500	101
Haseko Corp.	11,000	111
Itoham Yonekyu Holdings Inc.[1]	2,400	24
Kumagai Gumi Co. Ltd.	26,000	74
Kusuri No. Aoki Co. Ltd.	400	26
Kyowa Exeo Corp.	1,800	22
Matsumotokiyoshi Holdings Co. Ltd.	500	24
Melco Holdings Inc.	5,100	104
Sumitomo Forestry Co. Ltd.	5,400	73
Sun Frontier Fudousan Co. Ltd.	2,800	29
Takuma Co. Ltd.	3,000	27
Toda Corp.	5,000	22
Toho Holdings Co. Ltd.	6,700	162
Toshiba Machine Co. Ltd.	7,000	21
Towa Pharmaceutical Co. Ltd.	600	31

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
UKC Holdings Corp.	2,000	$30
Ulvac Inc.	800	25
Unipres Corp.	1,600	26
Yuasa Trading Co. Ltd.	1,800	37

		1,543

Mexico — 2.0%
Macquarie Mexico Real Estate Management SA de CV1,2	129,300	170

Netherlands — 0.7%
BE Semiconductor Industries NV	1,072	29
Vastned Retail NV2	681	28

		57

New Zealand — 3.9%
Air New Zealand Ltd.	93,358	140
Fisher & Paykel Healthcare Corp. Ltd.	5,187	37
Nuplex Industries Ltd.	42,449	159

		336

Norway — 4.1%
Aker ASA, Class A	6,499	165
Leroy Seafood Group ASA	1,396	66
Salmar ASA	4,133	123

		354

Singapore — 1.9%
Yanlord Land Group Ltd.	195,200	165

South Africa — 2.4%
Harmony Gold Mining Co. Ltd.	18,247	65
Sibanye Gold Ltd.	40,410	138

		203

South Korea — 6.0%
Daeduck GDS Co. Ltd.	3,132	36
Hyundai Securities Co.	3,891	21
Korea Petrochemical Industries Co. Ltd.	838	176
Korean Reinsurance Co.	12,584	134
LS Corp.	439	21
Partron Co. Ltd.	2,829	26
Poongsan Corp.	842	22
Tongyang Life Insurance	9,351	83

		519

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Spain — 1.2%
Corp. Financiera Alba SA	2,519	$102

Sweden — 6.5%
Axfood AB	9,081	174
Bilia AB, Class A	7,401	183
KappAhl AB	24,544	109
Lifco AB, Class B	765	22
SAS AB1	35,040	67

		555

Switzerland — 1.3%
Gategroup Holding AG1	2,042	108

Taiwan — 2.7%
Coretronic Corp.	73,000	67
Elitegroup Computer Systems Co. Ltd.	146,000	87
Primax Electronics Ltd.	39,000	52
Taiwan Surface Mounting Technology Co. Ltd.	30,450	26

		232

Thailand — 2.1%
Bangchak Petroleum PCL	33,600	31
Thai Vegetable Oil	167,500	153

		184

Turkey — 1.3%
Cimsa Cimento Sanayi VE Ticaret AS	21,740	114

United Kingdom — 8.1%
Bellway PLC	885	22
BGEO Group PLC	4,648	163
Debenhams PLC	40,289	30
Evraz PLC	13,120	24
Greggs PLC	9,011	117
Indivior PLC	57,053	192
Lookers PLC	22,204	32
Northgate PLC	6,286	27
Trinity Mirror PLC	76,754	90

		697

Total Common Stock
(Cost $8,073) — 96.1%		8,261

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	6,800	$288

Total Exchange Traded Fund
(Cost $256) — 3.3%		288

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.310% **	133,882	134

Total Short-Term Investment
(Cost $134) — 1.6%		134

Total Investments — 101.0%
(Cost $8,463) ‡		8,683

Liabilities in Excess of Other Assets — (1.0)%		(88)

Net Assets — 100.0%		$8,595

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund

‡	At June 30, 2016, the tax basis cost of the Fund’s investments was $8,463 and the unrealized appreciation and depreciation were $892 and $(672), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$500	$—	$500
Belgium	—	82	—	82
Canada	696	—	—	696
China	—	645	—	645
Denmark	—	158	—	158
Germany	41	160	—	201
Greece	—	28	—	28
Hong Kong	—	173	—	173
Indonesia	—	102	—	102
Italy	—	337	—	337
Japan	24	1,519	—	1,543
Mexico	170	—	—	170
Netherlands	—	57	—	57
New Zealand	—	336	—	336
Norway	165	189	—	354
Singapore	—	165	—	165

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
South Africa	$—	$203	$—	$203
South Korea	43	476	—	519
Spain	—	102	—	102
Sweden	—	555	—	555
Switzerland	—	108	—	108
Taiwan	—	232	—	232
Thailand	—	184	—	184
Turkey	—	114	—	114
United Kingdom	—	697	—	697

Total Common Stock	1,139	7,122	—	8,261

Exchange Traded Fund	288	—	—	288

Short-Term Investment	134	—	—	134

Total Investments in Securities	$1,561	$7,122	$—	$8,683

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2016, securities with a value of $158, which represented 1.8% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end and securities with a value of $165, which represented 1.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at the prior fiscal year end.

At June 30, 2016, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

CCM-QH-006-0400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016